Subsequent Events (Details) - VeganNation [Member]	1 Months Ended
Apr. 26, 2021 ₪ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary Shares, par value (in New Shekels per share) | ₪ / shares	₪ 1.00
Acquire issued and outstanding equity	100.00%
Ordinary shares issued	100
Ordinary Shares	440
Exchange shares of common stock	23,562,240